SUBSEQUENT EVENTS (Detail Textuals) (USD $)	6 Months Ended					0 Months Ended									1 Months Ended			9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Nov. 11, 2013	Dec. 31, 2012	Jun. 30, 2014 Warrant [Member]	Apr. 02, 2014 Subsequent Event [Member]	Apr. 03, 2014 Subsequent Event [Member]	Apr. 04, 2014 Subsequent Event [Member]	Apr. 07, 2014 Subsequent Event [Member]	Mar. 06, 2014 Subsequent Event [Member]	Feb. 03, 2014 Subsequent Event [Member]	Feb. 04, 2014 Subsequent Event [Member]	Feb. 06, 2014 Subsequent Event [Member]	Feb. 07, 2014 Subsequent Event [Member]	Feb. 27, 2014 Subsequent Event [Member]	Jan. 29, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Sep. 30, 2014 Subsequent Event [Member]	Jul. 29, 2014 Subsequent Event [Member]	Mar. 06, 2014 Subsequent Event [Member] Warrant [Member]	Feb. 27, 2014 Subsequent Event [Member] Warrant [Member]	Feb. 07, 2014 Subsequent Event [Member] Warrant [Member]	Feb. 06, 2014 Subsequent Event [Member] Warrant [Member]	Feb. 04, 2014 Subsequent Event [Member] Warrant [Member]	Feb. 03, 2014 Subsequent Event [Member] Warrant [Member]	Jan. 31, 2014 Subsequent Event [Member] Warrant [Member]	Jan. 29, 2014 Subsequent Event [Member] Warrant [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	23,245,923	14,155,262		12,763,818															100,000
Stock Issued During Period, Value, New Issues	$ 3,012,846					$ 182,100	$ 55,000	$ 317,900	$ 265,250	$ 1,643,496	$ 62,500	$ 63,000	$ 75,000	$ 52,500	$ 50,000	$ 245,000	$ 56,250
Stock Issued During Period, Shares, New Issues						242,800	73,333	423,867	353,666	2,191,328	83,333	84,000	100,000	70,000	66,667	326,667	75,000	233,333
Derivative Liability																				$ 804,000	$ 30,800	$ 19,100	$ 36,500	$ 30,600	$ 30,400	$ 27,300	$ 119,100
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.75		$ 0.001		$ 0.75													$ 0.75
Stockholders Equity Note Description	Each unit was sold for $0.75 per unit and consisted of one share of common stock and an immediately vested five-year warrant to purchase one share of common stock at an exercise price of $0.75 per share.					Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.
Warrants to Purchase of Common Stock																		400,000